Goodwill and Intangible assets (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets	R$ 23,997	R$ 23,364	R$ 23,114
Banco Itau [Member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets	3,073	2,709
Acquisition Of Payrolls And Associations Rights [Member]
IfrsStatementLineItems [Line Items]
Amortization expense	R$ 1,313	R$ 1,249